Finance Income and Costs (Tables)	12 Months Ended
Dec. 31, 2025
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Details of finance income and costs
(1)	Details of finance income and costs for the years ended December 31, 2025, 2024 and 2023 are as follows:

(In millions of won)
	2025		2024	2023
Finance income:
Interest income	₩	73,064	87,245	70,055
Dividends		57,060	35,818	43,014
Gain on foreign currency transactions		27,307	32,260	19,065
Gain on foreign currency translations		3,671	9,344	1,199
Gain relating to financial instruments at FVTPL		58,256	190,368	115,043

	₩	219,358	355,035	248,376

Finance costs:
Interest expense	₩	383,205	403,129	389,813
Loss on sale of accounts receivable – other		17,513	35,317	65,027
Loss on foreign currency transactions		30,777	30,892	21,693
Loss on foreign currency translations		3,029	3,575	1,227
Loss relating to financial instruments at FVTPL		16,350	133,006	49,641
Loss on settlement of derivatives		7,298	—	—
Loss on repayment of debentures		468	—	—
Other finance costs		23,356	—	—

	₩	481,996	605,919	527,401

Details of interest income included in finance income
(2)	Details of interest income included in finance income for the years ended December 31, 2025, 2024 and 2023 are as follows:

(In millions of won)
	2025		2024	2023
Interest income on cash equivalents and financial instruments	₩	47,851	57,731	44,921
Interest income on loans and others		25,213	29,514	25,134

	₩	73,064	87,245	70,055

Details of interest expenses included in finance costs
(3)	Details of interest expenses included in finance costs for the years ended December 31, 2025, 2024 and 2023 are as follows:

(In millions of won)
	2025		2024	2023
Interest expense on borrowings	₩	26,300	31,718	29,917
Interest expense on debentures		277,937	272,846	247,105
Others		78,968	98,565	112,791

	₩	383,205	403,129	389,813

Finance income and costs by category of financial instruments
1)	Finance income and costs

(In millions of won)
	2025
	Finance income		Finance costs
Financial assets:
Financial assets at FVTPL	₩	84,582	38,798
Financial assets at FVOCI		56,199	23,356
Financial assets at amortized cost		72,894	33,259

		213,675	95,413

Financial liabilities:
Financial liabilities at FVTPL		2,153	2,364
Financial liabilities at amortized cost		3,530	384,219

		5,683	386,583

	₩	219,358	481,996

(In millions of won)
	2024
	Finance income		Finance costs
Financial assets:
Financial assets at FVTPL	₩	95,708	52,731
Financial assets at FVOCI		30,993	—
Financial assets at amortized cost		106,514	13,281

		233,215	66,012

Financial liabilities:
Financial liabilities at FVTPL		121,061	115,592
Financial liabilities at amortized cost		759	424,315

		121,820	539,907

	₩	355,035	605,919

(In millions of won)
	2023
	Finance income		Finance costs
Financial assets:
Financial assets at FVTPL	₩	127,001	114,668
Financial assets at FVOCI		39,681	—
Financial assets at amortized cost		69,373	22,795
Derivatives designated as hedging instrument		2,480	—

		238,535	137,463

Financial liabilities:
Financial liabilities at FVTPL		6,717	—
Financial liabilities at amortized cost		3,124	389,938

		9,841	389,938

	₩	248,376	527,401

2)	Other comprehensive income (loss), net of tax

(In millions of won)
	2025		2024	2023
Financial assets:
Financial assets at FVOCI	₩	1,465,513	11,253	(18,842)
Derivatives designated as hedging instrument		12,445	(12,398)	(11,520)

		1,477,958	(1,145)	(30,362)

Financial liabilities:
Derivatives designated as hedging instrument		10,178	5,825	(5,940)

	₩	1,488,136	4,680	(36,302)

Details of impairment losses for financial assets
(5)	Details of impairment losses for financial assets for the years ended December 31, 2025, 2024 and 2023 are as follows:

(In millions of won)
	2025		2024	2023
Accounts receivable – trade	₩	44,183	49,865	37,906
Other receivables		3,282	4,838	5,256

	₩	47,465	54,703	43,162